Dear Shareholders:
--------------------------------------------------------------------------------

    The Lexington Ramirez Global Income Fund enjoyed an excellent inaugural year. The Fund boasted a 20.16%* total return for 1995. Included in that gain were dividends of $0.96 cents a share. The new year is off to a fast start and we are optimistic about the prospects for 1996.

    Shareholders in the Fund have not seen a decline in their income despite a drop in U.S. interest rates. Yields overseas, particularly in certain transitional economies, are much higher than those at home. The Fund ended 1995 with a standardized yield of 9.9%* and we have every reason to expect this level to be maintained in the quarters ahead.

    Global bond investing often requires taking some less traveled roads. Over the years, money managers have sold global and international bond funds as a way of diversifying investment portfolios and reducing overall risk. They reasoned that bond price movements in one country-the United States, for example-would move independently of those in another country-such as Germany. Unfortunately, the ongoing globalization of the world's economies, the ease with which capital moves and, the flow of readily accessible financial information help to ensure greater correlation of returns among the world's developed bond markets. So, we think investors need to expand their investment parameters and seek out markets that offer the possibility of noncorrelated returns. And, fortunately, most of these markets offer high current income and profit potential as well.

    The Lexington Ramirez Global Income Fund currently stresses bonds in certain transitional markets-particularly those in Eastern Europe and South Africa. We think the U.S. bond market, and by extension most of the world's developed markets, are fully priced. Meanwhile, the economies of Eastern Europe and South Africa need to attract capital and are offering yields and investor incentives to assure that the capital keeps flowing.

    We closed 1995 with major positions in Portugal, Poland, and South Africa. Together, they totaled 26% of the Fund's assets. All three economies have strong growth potential, relatively stable currencies, and governments committed to fiscal restraint and pro-investor economic policies. Moreover, their bond markets provide huge income advantages over those of the traditional developed markets.

    Aside from our concentration on transitional economies, the Fund strikes a balance between developed market and LDC (less developed country) debt. This diversification tends to mitigate volatility. Over the last twelve months, the price volatility of the Fund has been comparable to that of ten-year U.S. Treasury bonds.

    We appreciate your continued support and welcome the opportunity to discuss any questions you may have about your investment.

Sincerely,



Maria Fiorini Ramirez        Denis P. Jamison         Robert M. DeMichele
Portfolio Manager            Portfolio Manager        Chairman of the Board
January, 1996                January, 1996            January, 1996
_____________________________________________________________________________
                                   CHART
   Paper version of this shareholder report contains a graph comparing the changes in value of a $10,000 investment in
                  Lexington Ramirez Global Income Fund and
              the unmanaged Lehman Brothers Global Bond Index
_____________________________________________________________________________

*20.16%, 7.85%, and 7.54% are the one and five year and since commencement (7/10/86) average annual standard total returns, respectively, for the period ended December 31, 1995. Prior to January 1995, the Fund operated under a different name and investment objecitve. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance.

Lexington Ramirez Global Income Fund
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1995

Left Col.

Principal                                                              Value
 Amount*                  Security                                   (Note 1)
--------------------------------------------------------------------------------
                  LONG-TERM DEBENTURES: 79.0%
                  Government Obligations: 52.9%
                  Argentina: 4.7%
  1,000,000       Republic of Argentina
                   5.00%, due 03/31/23 ..........................    $ 571,875
                                                                     ---------
    700,000       Treasury Corporation of Victoria
                   10.25%, due 11/15/06 .........................      582,931
                                                                     ---------
                 Brazil: 5.0%
  1,000,000       Republic of Brazil
                   7.25%, due 04/15/24 ..........................      615,000
                                                                     ---------
                  Canada: 4.5%
    700,000       Stelco, Inc.
                   10.40%, due 11/30/09 .........................      551,888
                                                                     ---------
                  Ecuador: 3.7%
  1,250,000       Republic of Ecuador
                   3.00%, due 02/28/25 ..........................      454,688
                                                                     ---------
                  Germany: 4.1%
    700,000       Bundesrepublic Deutschland
                   6.50%, due 10/14/05 ..........................      503,269
                                                                     ---------
                  Italy: 4.5%
900,000,000       Buoni Poliennali Del Tes
                   8.50%, due 01/01/99 ..........................      545,953
                                                                     ---------
                  Philippines: 3.0%
    500,000       Central Bank of Philippines
                   5.75%, due 12/01/17 ..........................      372,500
                                                                     ---------
                  Spain: 2.5%
 40,000,000       Bonos Y Oblig Del Estado
                   7.40%, due 07/30/99 ..........................      310,837
                                                                     ---------
                  Portugal: 8.5%
100,000,000       Obrig Do Tes Medio Prazo
                   8.875%, due 01/23/97 .........................      667,423
 50,000,000       Obrig Do Tes Medio Prazo
                   11.875%, due 02/23/05 ........................      373,932
                                                                     ---------
                                                                     1,041,355
                                                                     ---------
                  South Africa: 7.6%
  2,000,000       Electricity Supply Commission
                   11.00%, due 06/01/08 .........................      447,191
                                                                    ----------
  2,000,000       Republic of South Africa
                   12.00%, due 02/28/05 .........................      487,364
                                                                    ----------
                                                                       934,555
                                                                    ----------
                  Total Government Obligations
                   (cost $6,005,328) ............................    6,484,851
                                                                    ----------
                  Corporate Bonds: 26.1%
                  Brazil: 3.9%
    500,000       Aracruz Celulose S.A.
                   10.375%, due 01/31/02 ........................      478,750
                                                                     ---------
                  Czech Republic: 3.8%
 12,500,000       CEZ, a.s.
                   11.30%, due 06/06/05 .........................      468,850
                                                                     ---------






Right Col.


Principal                                                              Value
 Amount*                  Security                                    (Note 1)
=------------------------------------------------------------------------------
                  Costa Rica: 4.5%
    900,000       Banco Costa Rica
                   6.25%, due 05/21/10 ..........................   $  551,250
                                                                    ----------
                   Denmark: 6.6%
  2,992,000       Nykredit
                   8.00%, due 10/01/26 ..........................      521,785
                                                                    ----------
  1,900,000       Realkredit Danmark
                   6.00%, due 10/01/26 ..........................      284,403
                                                                    ----------
                                                                       806,188
                                                                    ----------
                  Mexico: 3.9%
    500,000       Cemex S.A.
                   8.875%, due 06/10/98 .........................      481,250
                                                                    ----------
                  United States: 3.4%
    400,000       Chiquita Brands International, Inc.
                   11.50%, due 06/01/01 .........................      418,000
                                                                    ----------
                  Total Corporate Bonds
                   (cost $3,114,868) ............................    3,204,288
                                                                    ----------
                  TOTAL LONG-TERM DEBENTURES
                   (cost $9,120,196) ............................    9,689,139
                                                                    ----------
                  SHORT-TERM INVESTMENTS: 20.2%
                  Greece: 4.8%
120,000,000       Hellenic Treasury Bills
                   0%, due 05/31/96 .............................      476,476
                                                                    ----------
 30,000,000       Hellenic Treasury Bills
                   0%, due 12/18/96 .............................      111,428
                                                                    ----------
                                                                       587,904
                                                                    ----------
                  Hungary: 3.7%
 80,000,000       Government of Hungary Treasury
                   Bills 0%, due 12/20/96 .......................      452,138
                                                                    ----------
                  Mexico: 2.2%
  2,100,000       Cetes
                   0%, due 01/25/96 .............................      267,780
                                                                    ----------
                  Poland: 7.1%
  1,100,000       Government of Poland Treasury
                   Bills 0%, due 02/28/96 .......................      430,909
  1,300,000       Government of Poland Treasury
                   Bills 0%, due 11/15/96 .......................      435,370
                                                                    ----------
                                                                       866,279
                                                                    ----------
                  United States: 2.4%
    300,000       U.S. Treasury Bill
                   4.91%, due 03/07/96 ..........................      297,300
                                                                    ----------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $2,543,030) ............................    2,471,401
                                                                    ----------
                  TOTAL INVESTMENTS: 99.2%
                   (cost $11,663,226\'86) (Note 1) ..............   12,160,540
                  Other assets in excess of
                   liabilities: 0.8% ............................       94,192
                                                                    ----------
                  TOTAL NET ASSETS: 100%
                   (equivalent to $10.75 per share
                   on 1,139,533 shares outstanding) .............  $12,254,732
                                                                   ===========

*Principal amount represents local currency.
+Aggregate cost for Federal income tax purposes is identical.


    The Notes to Financial Statements are an integral part of this statement.

Lexington Ramirez Global Income Fund
Statement of Assets and Liabilities
December 31, 1995



Assets
Investments in securities, at value (cost $11,663,226) (Note 1) .......................   $12,160,540
Receivable for investment securities sold .............................................     2,383,236
Receivable for shares sold ............................................................     1,526,300
Interest receivable ...................................................................       270,239
                                                                                          -----------
       Total Assets ...................................................................    16,340,315
                                                                                          -----------


Liabilities
Due to custodian bank .................................................................     1,482,447
Due to Lexington Management Corporation (Note 2) ......................................         2,849
Payable for investment securities purchased ...........................................     2,504,406
Payable for shares redeemed ...........................................................        13,120
Accrued expenses ......................................................................        40,101
Distributions payable .................................................................        42,660
                                                                                          -----------
       Total Liabilities ..............................................................     4,085,583
                                                                                          -----------

Net Assets (equivalent to $10.75 per share on 1,139,533 shares outstanding) (Note 4) ..   $12,254,732
                                                                                          ===========

Net Assets consist of:
Additional paid-in capital (Note 1) ...................................................    12,031,391
Undistributed net investment income (Note 1) ..........................................        16,186
Accumulated net realized loss on investments and foreign currency holdings (Note 7) ...      (288,636)
Net unrealized appreciation of investments and foreign currency holdings ..............       495,791
                                                                                          -----------
                                                                                          $12,254,732
                                                                                          ===========



    The Notes to Financial Statements are an integral part of this statement.

Lexington Ramirez Global Income Fund
Statement of Operations
Year ended December 31, 1995


Investment Income
    Interest income ................................................     $1,243,253
    Less: foreign tax expense ......................................         14,253
                                                                         ----------
            Investment income                                                            $1,229,000

Expenses
    Investment advisory fee (Note 2) ...............................         97,938
    Accounting and shareholder services expense (Note 2) ...........         20,445
    Custodian and transfer agent expenses ..........................         21,942
    Directors' fees and expenses ...................................         13,447
    Audit and legal ................................................         25,038
    Printing and mailing ...........................................         57,852
    Registration fees ..............................................         21,322
    Distribution expense (Note 3) ..................................         24,484
    Computer processing fees .......................................          6,502
    Other expenses .................................................         11,249
                                                                         ----------
            Total expenses .........................................        300,219
            Less: expenses recovered under contract with
              investment adviser (Note 2) ..........................         30,571         269,648
                                                                         ----------      ----------
            Net investment income                                                           959,352

Realized and Unrealized Gain (Loss) on Investments (Note 5)
    Net realized gain (loss) on:
        Investments ................................................        427,257
        Foreign currency ...........................................        (95,887)
                                                                          ----------
           Net realized gain                                                               331,370
    Net change in unrealized appreciation (depreciation) on:
        Investments ................................................        493,914
        Foreign currency translation of other assets and liabilities         (1,523)
                                                                          ----------
           Net change in unrealized appreciation ...................                        492,391
                                                                                         ----------

                Net realized and unrealized gain ...................                        823,761
                                                                                         ----------
Increase in Net Assets Resulting from Operations ...................                     $1,783,113
                                                                                         ==========


    The Notes to Financial Statements are an integral part of this statement.

Lexington Ramirez Global Income Fund
Statements of Changes in Net Assets
Year ended December 31, 1995 and 1994



                                                                                 1995               1994
                                                                              -----------        -----------

Net investment income .....................................................   $   959,352        $   579,593
Net realized gain (loss) from security transactions .......................       331,370           (305,265)
Increase (decrease) in unrealized appreciation of investments .............       492,391         (1,173,108)
                                                                              -----------        -----------
Net increase (decrease) in net assets resulting from operations ...........     1,783,113           (898,780)

Distributions to shareholders from net investment income ..................      (901,633)          (563,046)

Increase (decrease) in net assets from capital share transactions
  (Note 4) ................................................................     1,022,692         (2,763,453)
                                                                              -----------        -----------
Net increase (decrease) in net assets .....................................     1,904,172         (4,225,279)

Net Assets
Beginning of period .......................................................    10,350,560         14,575,839
                                                                              -----------        -----------
End of period .............................................................   $12,254,732        $10,350,560
                                                                              ===========        ===========



   The Notes to Financial Statements are an integral part of these statements.

Lexington Ramirez Global Income Fund
Notes to Financial Statements
December 31, 1995 and 1994


1.  Significant Accounting Policies

Lexington Ramirez Global Income Fund, Inc. (the "Fund") is an open end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Investments Security transactions are accounted for on a trade date basis. Realized gains and losses from security transactions are reported on the identified cost basis. Long-term debt obligations held by the Fund are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LMC deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by management and approved in good faith by the Board of Trustees. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued as earned.

    Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

    Distributions In accordance with Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies, as of December 31, 1995, book and tax basis differences amounting to $14,434 have been reclassified from additional paid-in-capital to undistributed net investment income. In addition $43,646 was reclassified from undistributed net investment income to accumulated net realized loss on investments and foreign currency holdings. As of December 31, 1994, book and tax basis differences amounting to $14,483 have been reclassified from undistributed net investment income to additional paid-in-capital.

    Federal Income Taxes It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes has been made.

    Other Matters The Board of Trustees approved a change in the Fund's name and objective on November 30, 1994. Effective January 3, 1995 the Fund's name was changed to Lexington Ramirez Global Income Fund and its objective was changed to seek high current income and capital appreciation by investing in foreign and domestic high-yield lower rated debt securities.

Lexington Ramirez Global Income Fund
Notes to Financial Statements
December 31, 1995 and 1994 (continued)


2. Investment Advisory Fee and Other Transactions with Affiliate

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at the rate of 1% of average daily net assets. In connection with providing investment advisory services, LMC has entered into a sub-advisory contract with MFR Advisors Inc. ("MFR") under which MFR provides the Fund with investment management services. Pursuant to the terms of the sub-advisory contract between LMC and MFR, LMC pays MFR a monthly sub-advisory fee at the annual rate of .50% of the Fund's average daily net assets. The investment advisory contract provides that the total annual expenses of the Fund (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are offered for sale. The investment advisory fee and expense reimbursement are set forth in the statement of operations.

The Fund also reimburses LMC for certain expenses, including accounting and shareholder servicing costs, which are incurred by the Fund, but paid by LMC.


3.  Distribution Plan

The Fund has adopted a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Fund Distributors, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the year ended December 31, 1995 were $24,484 and are set forth in the statement of operations.


4.  Shares of Beneficial Interest

The Fund is authorized to issue an unlimited number of no par value shares in beneficial interest. Transactions of capital stock were as follows:

                                                      Year ended                   Year ended
                                                   December 31, 1995            December 31, 1994
                                                  Shares       Amount          Shares       Amount
                                                 --------     ----------      --------    -----------

Shares sold ...................................   356,354    $3,788,187        165,124    $ 1,718,766
Shares issued on reinvestment of dividends ....    72,344       755,680         44,829        458,077
                                                 --------     ----------      --------    -----------
                                                  428,698     4,543,867        209,953      2,176,843
Shares redeemed ...............................  (345,326)   (3,521,175)      (484,897)    (4,940,296)
                                                 --------     ----------      --------    -----------
Net increase (decrease) .......................    83,372     $1,022,692      (274,944)   $(2,763,453)
                                                 ========     ==========      ========    ===========



5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales of securities for the year ended December 31, 1995, excluding short-term securities, were $18,414,156 and $10,238,456, respectively.

Lexington Ramirez Global Income Fund
Notes to Financial Statements
December 31, 1995 and 1994 (continued)



5.  Purchases and Sales of Investment Securities (continued)

At December 31, 1995, aggregate gross unrealized appreciation for all securities and foreign currency holdings (including foreign currency receivables and payables) in which there is an excess of value over tax cost amounted to $599,537 and aggregate gross unrealized depreciation for all securities and foreign currency holdings in which there is an excess of tax cost over value amounted to $103,746.


6.  Investment Risks

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as the result of the potential inability of counterparties to meet the terms of their contracts.


7.  Federal Income Taxes-Capital Loss Carryforwards

As of December 31, 1995, $137,019 of capital loss carryforwards have expired and been reclassified to additional paid-in capital. Capital loss carryforwards available for Federal income tax purposes as of December 31, 1995 are approximately:

                    $ 99,152 expiring in 1996;
                    $ 48,158 expiring in 1998;
                    $  6,712 expiring in 1999;
                    $ 37,269 expiring in 2001; and,
                    $ 97,345 expiring in 2002.


To the extent any future capital gains are offset by these losses, such gains would not be distributed to shareholders.

Treasury regulations were issued in early 1990 which provide that capital losses incurred after October 31 of a Fund's taxable year can be deemed to have occurred on the first day of the following year (i.e., January 1). The regulations indicate that a trust may elect to retroactively apply these rules for purposes of computing taxable income. Accordingly, the capital loss carryforwards for the Fund have been adjusted to reflect prior years' post-October losses in the next fiscal year.

Lexington Ramirez Global Income Fund
Financial Highlights

Selected per share data for a share outstanding throughout the period:


                                                                Year ended December 31,
                                                   ---------------------------------------------------
                                                     1995        1994       1993       1992      1991
                                                     ----        ----       ----       ----      ----

Net asset value, beginning of period .............  $ 9.80      $10.95     $10.39     $10.35     $10.05
                                                    ------      ------     ------     ------     ------
Income (loss) from investment operations:
  Net investment income ..........................     .96         .46        .53        .61        .67
  Net realized and unrealized gain (loss) on
    investments ..................................     .95       (1.16)       .58        .04        .30
                                                    ------      ------     ------     ------     ------
Total income (loss) from investment operations ...    1.91        (.70)      1.11        .65        .97
                                                    ------      ------     ------     ------     ------
Less distributions:
  Dividends from net investment income ...........    (.96)       (.45)      (.55)      (.61)      (.67)
                                                    ------      ------     ------     ------     ------
Net asset value, end of period ...................   $10.75     $ 9.80     $10.95     $10.39     $10.35
                                                     ======     ======     ======     ======     ======
Total return .....................................   20.10%     (6.52%)    10.90%      6.51%     10.03%

Ratio to average net assets:
    Expenses, before reimbursement or waiver .....    3.07%      1.80%      1.44%      1.54%      1.65%
    Expenses, net of reimbursement or waiver .....    2.75%      1.50%      1.44%      1.50%      1.12%
    Net investment income, before reimbursement
      or waiver ..................................    9.48%      4.18%      4.83%      5.88%      6.11%
    Net investment income ........................    9.80%      4.48%      4.83%      5.92%      6.64%
    Portfolio turnover ...........................  164.72%     10.20%     31.06%     31.24%     29.45%
Net assets, end of period (000's omitted) ........  $12,255    $10,351    $14,576    $13,085    $12,252


Independent Auditors' Report


The Board of Directors and Shareholders
Lexington Ramirez Global Income Fund:


    We have audited the accompanying statements of net assets (including the portfolio of investments) and assets and liabilities of Lexington Ramirez Global Income Fund, as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lexington Ramirez Global Income Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP




New York, New York
January 29, 1996

Left Col.


Lexington
Ramirez Global Income Fund, Inc.


Investment Adviser
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


Sub-Adviser
--------------------------------------------------------------------------------
MFR ADVISORS, INC.
One World Financial Center
200 Liberty Street
New York, New York 10281


Distributor
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


       ---------------------------------------------
         All shareholder requests for services of any kind should be sent to:

         Transfer Agent
       ---------------------------------------------
         STATE STREET BANK AND
         TRUST COMPANY
         c/o National Financial Data Services
         1004 Baltimore
         Kansas City, Missouri 64105

         Or call toll free:
         Service and Sales: 1-800-526-0056
         24 Hour Account Information:
         1-800-526-0052
       ---------------------------------------------

--------------------------------------------------------------------------------
(800) 526-0052

                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield * Account Balances * Exchanges *
             Last Transactions * Total Return * Duplicate Statements

--------------------------------------------------------------------------------

This report has been prepared for the information of the shareholders of Lexington Ramirez Global Income Fund and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.




Right Col.



                                    LEXINGTON

















                                    LEXINGTON

                                     RAMIREZ
                                     GLOBAL
                                     INCOME
                                      FUND
                    -------------------------------------------
                    (filled box)Quarterly dividends
                    (filled box)Capital appreciation potential
                    (filled box)Free telephone exchange
                                privilege
                    (filled box)No sales charge
                    -------------------------------------------

                                  ANNUAL REPORT
                                DECEMBER 31, 1995
                               The Lexington Group
                                   of No Load
                              Investment Companies